ROYALTY, STREAM, AND OTHER INTERESTS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Disclosure of detailed information about royalty interests and deferred acquisition costs [Table Text Block]
	Producing	Development	Exploration
	assets	assets	assets	Total
As at December 31, 2020	$13,251,612	$45,218,412	$5,262,433	$63,732,457
Amalgamated Kirkland acquisition	-	562,656	-	562,656
Tocantinzinho acquisition	-	9,023,354	-	9,023,354
CentroGold acquisition	-	7,039,552	-	7,039,552
Del Carmen acquisition	-	1,301,982	-	1,301,982
Côté-Gosselin acquisition	-	6,185,363	-	6,185,363
La Fortuna acquisition	-	2,268,776	-	2,268,776
Castle Mountain acquisition	-	15,125,253	-	15,125,253
Depletion (1)	(2,302,919)	(30,000)	(14,616)	(2,347,535)
Other	-	(64,654)	36,558	(28,096)
As at December 31, 2021	$10,948,693	$86,630,694	$5,284,375	$102,863,762
First Majestic portfolio acquisition	3,393,656	11,147,515	7,420,937	21,962,108
Lac Pelletier acquisition	-	252,989	-	252,989
Beaufor amendment	-	1,000,000	-	1,000,000
Endeavor Silver Stream reclassification (2)	(1,748,097)	1,748,097	-	-
El Realito reclassification (3)	2,297,065	(2,297,065)	-	-
Joaquin and COSE impairments	(3,660,365)	-	-	(3,660,365)
Depletion (1)	(1,764,226)	(30,000)	(13,366)	(1,807,592)
Other	-	-	116,980	116,980
As at December 31, 2022	$9,466,726	$98,452,230	$12,808,926	$120,727,882

Historical cost	$11,595,733	$110,350,467	$12,847,005	$134,793,205
Accumulated depletion	$(2,129,007)	$(11,898,237)	$(38,079)	$(14,065,323)

(1) Fixed royalty payments were received in relation to certain exploration and development assets. The depletion related to these payments was recorded based on the total fixed royalty payments expected to be received under each contract.

(2) The Endeavor mine was previously classified as production, however it was placed on care and maintenance in December 2019 and has not since restarted, as such the Company has reclassified it to development stage properties.

(3) The Company received its first royalty payments on El Realito and has reclassified it from a development asset to a producing asset.